UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8799

                      OPPENHEIMER CAPITAL PRESERVATION FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
         -------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------


                                                                              Shares              Value
--------------------------------------------------------------------------------------------------------
Investments in Affiliated Companies--99.6%
Fixed Income Funds--87.7%
Oppenheimer Bond Fund, Cl. Y                                               3,371,483   $     34,692,561
--------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y 1                         23,715,239        240,946,832
--------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                                  14,844,841         61,309,192
--------------------------------------------------------------------------------------------------------
Money Market Fund--11.9%
Oppenheimer Money Market Fund, Inc.                                       45,815,535         45,815,535
                                                                                       -----------------
Total Investments in Affiliated Companies (Cost $378,037,370)                               382,764,120
                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--0.3%
Undivided interest of 0.23% in joint
repurchase agreement (Principal Amount/Value
$446,558,000, with a maturity value of
$446,606,749) with UBS Warburg LLC, 1.31%,
dated 7/30/04, to be repurchased at
$1,021,111 on 8/2/04, collateralized by
Federal National Mortgage Assn., 4.50%--5%,
3/1/34, with a value of $456,762,011  (Cost
$1,021,000)                                                             $  1,021,000          1,021,000
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $379,058,370)                                 99.9%       383,785,120
--------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.1            372,572
                                                                     -----------------------------------
Net Assets                                                                     100.0% $     384,157,692
                                                                     ===================================

Footnote to Statement of Investments

1. Represents ownership of at least 5% of the issuer.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)